Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001173313
Document Type	POS AM
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 4 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-255112) (the “Original Registration Statement”), of ABVC BioPharma, Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on August 2, 2021.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of 2,255,000 shares (the “Warrant Shares”) of common stock, par value $0.001 per share, underlying warrants (the “Offering Warrants”) previously issued by the Company to the investors and Representative. The Warrant Shares were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2025 and Annual Report on Form 10-K for the year ended December 31, 2024 filed with the SEC on April 30, 2025 and April 15, 2025, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 4. All applicable registration fees were previously paid.Pursuant to Section 84001 of the FAST Act, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934, as amended, after the date of this Post-Effective Amendment and prior to the termination of the offering covered hereby shall also be deemed to be incorporated by reference into this Post-Effective Amendment and to be a part hereof from the date of filing of such documents.
Amendment Flag	true